Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 237,336	$ 546,210	$ 25,000
Prepaid expenses	57,583	9,082
Short-term prepaid insurance	146,033	156,000
Total Current Assets	440,952	711,292	25,000
Deferred offering costs			54,510
Long-term prepaid insurance		29,033
Marketable securities held in Trust Account	118,498,801	117,254,670
TOTAL ASSETS	118,939,753	117,994,995	79,510
Current Liabilities
Accounts payable and accrued expenses	1,403,684	153,405
Accrued offering costs	105,000	301,797	55,000
Promissory note – related party		19,700
Income taxes payable	457,160	206,393
Total Current Liabilities	1,965,844	681,295	55,000
Deferred underwriting fee payable	4,025,000	4,025,000
TOTAL LIABILITIES	5,990,844	4,706,295	55,000
Commitments and Contingencies (Note 6)
Common Stock subject to possible redemption, 11,500,000 shares at redemption value of $10.24 and $10.16 per share as of March 31, 2023 and December 31, 2022, respectively	117,765,686	116,826,168
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common Stock, $0.0001 par value; 100,000,000 shares authorized; 3,132,500 shares issued and outstanding (excluding 11,500,000 shares subject to possible redemption) as of March 31, 2023 and December 31, 2022	313	313	288
Additional paid-in capital			24,712
Accumulated deficit	(4,817,090)	(3,537,781)	(490)
TOTAL STOCKHOLDERS’ DEFICIT	(4,816,777)	(3,537,468)	24,510
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 118,939,753	$ 117,994,995	$ 79,510